RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	$ 267	$ 287
Key Management Personnel
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	48	34
Hunter Dickinson Services Inc.
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	$ 219	$ 253